Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	3.19%	4.20%
Without Sales Load [Member] | C000220895
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	4.58%	5.51%
Without Sales Load [Member] | C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	4.31%	5.24%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	(0.37%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	(0.37%)
33.34% MSCI World HY Div (Net) /33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	4.43%	5.25%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%	14.50%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.13%	5.88%	7.02%
33.34% MSCI World HY Div (Net) /33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	4.43%	5.25%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%	14.50%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	14.13%	5.88%	7.02%